TRADE AND OTHER NON TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Other payables	$ 7,750	$ 283
Suppliers	344	335
Total non-current	8,094	618
Suppliers	92,216	74,721
Advances	1,862	547
Total current trade payables	94,078	75,268
Suppliers of fixed assets	15,598	31,104
Personnel	80,631	88,585
Other Payables	17,787	11,097
Current deposits from customers	438	429
Total current other non-trade payables	114,454	131,215
Total Current	208,532	206,483
Total	$ 216,626	$ 207,101